Subsequent Events (Details Narrative) - Subsequent Event [Member] $ / shares in Units, $ in Thousands	6 Months Ended			7 Months Ended
	Jul. 09, 2025	Jul. 08, 2025	Jul. 07, 2025	Aug. 06, 2025 USD ($) $ / shares	Jul. 31, 2025 USD ($) $ / shares shares
Subsequent Event [Line Items]
Cash dividend declared per share | $ / shares				$ 0.05
Dividends Payable, Date to be Paid				Sep. 10, 2025
Dividends Payable, Date of Record				Aug. 28, 2025
Share Repurchase Program [Member]
Subsequent Event [Line Items]
Treasury Stock, Shares, Acquired | shares					146,627
Average repurchase price per stock | $ / shares					17.2
Cost of repurchased common stock and treasury shares					$ 2,526
Outstanding amount to be repurchased at Cancellation Date				$ 20,376
New Share Repurchase Program [Member]
Subsequent Event [Line Items]
Share Repurchase Program, Authorized, Amount				$ 100,000
De-designated Interest Rate Swaps [Member]
Subsequent Event [Line Items]
Gain/(Loss) on Early Termination of Interest Rate Swap					$ 784
Star Owl [Member]
Subsequent Event [Line Items]
Delivery date to buyers			July 28, 2025,
Star Sandpiper [Member]
Subsequent Event [Line Items]
Expected Delivery Date			during the third quarter of 2025
Star Georgia [Member]
Subsequent Event [Line Items]
Delivery date to buyers		July 8, 2025
Star Petrel [Member]
Subsequent Event [Line Items]
Delivery date to buyers	July 9, 2025